UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
August 31, 2015
unaudited
Common stocks 94.30% Financials 17.46%	Shares	Value (000)
Barclays PLC[1]	289,160,985	$1,155,530
UBS Group AG1	55,859,786	1,154,962
Prudential PLC[1]	51,583,968	1,111,437
Société Générale[1]	16,441,989	796,509
American International Group, Inc.	10,875,800	656,246
HDFC Bank Ltd.[1]	34,385,682	604,025
HDFC Bank Ltd. (ADR)	782,000	44,566
AIA Group Ltd.[1]	108,436,196	597,341
Siam Commercial Bank PCL[1]	144,106,931	568,696
Link Real Estate Investment Trust[1]	99,014,391	524,934
China Construction Bank Corp., Class H1	464,197,735	324,981
HSBC Holdings PLC (HKD denominated)[1]	31,026,692	244,330
HSBC Holdings PLC (GBP denominated)[1]	9,858,953	77,731
Credit Suisse Group AG1	11,852,084	318,350
Crown Castle International Corp.	3,771,792	314,530
Deutsche Börse AG1	3,464,600	310,168
Wharf (Holdings) Ltd.[1]	52,958,000	298,035
Agricultural Bank of China Ltd., Class H1	728,380,000	293,363
Cheung Kong Property Holdings Ltd.[1,2]	41,511,000	290,702
Ventas, Inc.	4,461,115	245,451
American Campus Communities, Inc.[3]	6,763,000	231,633
Lamar Advertising Co., Class A	4,340,000	231,496
Sampo Oyj, Class A1	4,109,113	197,934
BB&T Corp.	4,850,000	179,062
Wells Fargo & Co.	3,333,700	177,786
State Street Corp.	2,395,000	172,248
PICC Property and Casualty Co. Ltd., Class H1	89,104,000	168,332
Lloyds Banking Group PLC[1]	140,630,100	165,327
Julius Bär Gruppe AG1	3,183,351	154,665
BNP Paribas SA1	2,413,303	151,285
Progressive Corp.	4,995,000	149,650
CIT Group Inc.	3,405,000	147,913
Citigroup Inc.	2,750,000	147,070
ING Groep NV, depository receipts[1]	9,625,000	146,437
Aberdeen Asset Management PLC[1]	29,615,682	143,486
UniCredit SpA[1]	21,934,148	143,321
Bangkok Bank PCL, nonvoting depository receipt[1]	31,143,500	142,562
Kotak Mahindra Bank Ltd.[1]	13,453,276	132,239
Fairfax Financial Holdings Ltd. (CAD denominated)	267,700	124,482
Mitsubishi UFJ Financial Group, Inc.[1]	18,500,000	121,615
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	37,840,700	112,479
CME Group Inc., Class A	1,104,500	104,309
HCP, Inc.	2,787,000	103,286
Hang Seng Bank Ltd.[1]	5,760,000	102,177
Woori Bank[1]	12,625,314	97,472
JPMorgan Chase & Co.	1,402,000	89,868
Bankia, SA1	70,000,000	84,471
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Sumitomo Mitsui Financial Group, Inc.[1]	2,025,000	$82,584
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	75,660
RSA Insurance Group PLC[1]	9,310,226	72,791
Fibra Uno Administración, SA de CV	31,315,000	67,268
Svenska Handelsbanken AB, Class A1	4,500,000	66,934
Goldman Sachs Group, Inc.	288,600	54,430
Sino Land Co. Ltd.[1]	35,398,000	52,392
Industrial and Commercial Bank of China Ltd., Class H1	68,566,500	40,354
KASIKORNBANK PCL, nonvoting depository receipts[1]	7,885,100	39,595
Housing Development Finance Corp. Ltd.[1]	1,898,334	33,789
Public Storage	145,000	29,184
Sumitomo Mitsui Trust Holdings, Inc.[1]	5,136,000	21,153
Sun Hung Kai Properties Ltd.[1]	927,500	11,721
Starwood Property Trust, Inc.	400,000	8,512
Bank of the Philippine Islands[1]	4,100,000	7,414
Eurobank Ergasias SA1,2	85,066,740	3,377
		14,521,650
Health care 16.41%
Amgen Inc.	20,167,700	3,061,054
Novartis AG1	25,513,054	2,493,751
Gilead Sciences, Inc.	12,802,231	1,345,130
Bayer AG1	5,024,175	681,920
AbbVie Inc.	10,730,829	669,711
Thermo Fisher Scientific Inc.	4,566,200	572,465
Alexion Pharmaceuticals, Inc.[2]	3,183,600	548,184
Stryker Corp.	5,516,000	544,153
Takeda Pharmaceutical Co. Ltd.[1]	10,383,000	509,362
Medtronic PLC	6,257,000	452,319
UnitedHealth Group Inc.	3,706,200	428,807
St. Jude Medical, Inc.	5,620,800	398,009
GlaxoSmithKline PLC[1]	15,009,182	307,479
ResMed Inc.	5,526,000	287,021
UCB SA1	3,251,500	245,197
Aetna Inc.	2,070,000	237,056
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	4,586,090	140,780
Grifols, SA, Class B (ADR)	604,061	18,297
Edwards Lifesciences Corp.[2]	1,030,000	145,106
Illumina, Inc.[2]	669,000	132,201
Incyte Corp.[2]	1,088,800	126,508
HOYA Corp.[1]	2,763,000	107,776
Teleflex Inc.	649,000	84,889
Fisher & Paykel Healthcare Corp. Ltd.[1]	14,939,600	68,600
Roche Holding AG, non-registered shares, non-voting[1]	160,055	43,419
		13,649,194
Industrials 10.69%
Lockheed Martin Corp.	3,825,600	769,634
ASSA ABLOY AB, Class B1	28,936,167	551,644
General Dynamics Corp.	3,525,700	500,755
Union Pacific Corp.	5,518,069	473,119
Precision Castparts Corp.	1,609,261	370,532
Boeing Co.	2,668,000	348,654
Nielsen Holdings PLC	6,786,891	306,971
Babcock International Group PLC[1]	20,060,999	295,882
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
ComfortDelGro Corp. Ltd.[1,3]	148,490,000	$294,202
CSX Corp.	9,485,865	259,723
General Electric Co.	10,180,000	252,668
Randstad Holding NV1	3,934,000	248,048
Norfolk Southern Corp.	3,151,210	245,511
Edenred SA1	11,169,000	236,384
Airbus Group SE, non-registered shares[1]	3,646,870	236,002
Jardine Matheson Holdings Ltd.[1]	4,638,600	231,749
Cummins Inc.	1,851,000	225,359
Safran SA1	2,853,000	221,735
Danaher Corp.	2,500,000	217,550
Waste Management, Inc.	4,200,000	210,252
Deutsche Post AG1	7,475,000	205,988
United Parcel Service, Inc., Class B	2,000,000	195,300
Kühne + Nagel International AG1	1,437,909	191,372
Adecco SA1	2,129,050	166,877
Emerson Electric Co.	3,000,000	143,160
Meggitt PLC[1]	19,356,000	140,655
Ryanair Holdings PLC (ADR)	1,894,600	138,211
BAE Systems PLC[1]	20,053,689	138,007
Capita PLC[1]	7,150,000	134,529
GEA Group AG, non-registered shares[1]	3,138,000	122,640
KONE Oyj, Class B1	3,020,000	119,286
VINCI SA1	1,850,000	118,918
PACCAR Inc	1,885,000	111,159
Keppel Corp. Ltd.[1]	15,850,000	76,862
Bunzl PLC[1]	2,818,462	74,601
Industries Qatar QSC[1]	1,869,119	68,248
Andritz AG1	1,216,876	58,198
CK Hutchison Holdings Ltd.[1]	4,340,000	57,821
Singapore Technologies Engineering Ltd[1]	24,920,000	54,227
Siemens AG1	356,000	35,339
United Technologies Corp.	300,000	27,483
Granite Construction Inc.	314,790	10,860
Contax Participações SA, units	152,400	96
		8,886,211
Information technology 10.42%
Google Inc., Class A2	1,396,329	904,570
Google Inc., Class C2	1,170,017	723,363
Oracle Corp.	18,827,000	698,293
Texas Instruments Inc.	12,417,700	594,063
Intel Corp.	20,590,000	587,639
Nintendo Co., Ltd.[1]	1,902,500	391,130
MediaTek Inc.[1]	46,071,000	355,398
Samsung Electronics Co., Ltd.[1]	382,750	352,167
Accenture PLC, Class A	3,415,000	321,932
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	81,798,000	321,030
Motorola Solutions, Inc.	4,215,104	273,223
Delta Electronics, Inc.[1]	47,488,873	237,902
TE Connectivity Ltd.	3,950,000	234,195
Quanta Computer Inc.[1]	123,486,595	224,282
Quanta Computer Inc. (GDR)[1]	922,125	8,374
Analog Devices, Inc.	3,970,186	221,775
Hewlett-Packard Co.	7,610,000	213,537
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Baidu, Inc., Class A (ADR)[2]	1,430,300	$210,612
Western Union Co.	11,294,000	208,261
Tencent Holdings Ltd.[1]	11,543,600	196,212
AAC Technologies Holdings Inc.[1]	33,752,500	189,412
ASML Holding NV1	2,041,280	186,533
Avago Technologies Ltd.	1,352,000	170,311
STMicroelectronics NV1	17,570,000	127,162
Yahoo! Inc.[2]	3,423,798	110,383
Murata Manufacturing Co., Ltd.[1]	742,500	107,752
Tableau Software, Inc., Class A2	1,139,700	107,326
Cisco Systems, Inc.	3,885,000	100,544
Automatic Data Processing, Inc.	1,245,000	96,263
Tata Consultancy Services Ltd.[1]	2,426,146	93,454
Alibaba Group Holding Ltd. (ADR)[2]	747,780	49,443
Microsoft Corp.	1,125,000	48,960
		8,665,501
Consumer discretionary 10.26%
Netflix, Inc.[2]	7,014,994	806,935
Kingfisher PLC[1,3]	121,513,199	658,709
Toyota Motor Corp.[1]	8,907,000	526,633
Amazon.com, Inc.[2]	998,500	512,121
Home Depot, Inc.	3,640,000	423,914
Volkswagen AG, nonvoting preferred[1]	1,714,774	326,157
Kering SA1	1,874,536	319,862
General Motors Co.	10,160,897	299,137
Hyundai Mobis Co., Ltd.[1]	1,638,522	285,134
Barratt Developments PLC[1]	28,923,200	282,883
ProSiebenSat.1 Media SE1	5,455,000	265,744
Renault SA1	3,140,180	259,560
Norwegian Cruise Line Holdings Ltd.[2]	3,892,000	224,179
Greene King PLC[1,3]	16,727,000	210,407
HUGO BOSS AG1	1,714,852	196,161
MGM Resorts International[2]	9,215,000	188,262
Daimler AG1	2,236,250	179,856
Altice NV, Class A1,2	4,599,000	131,212
Altice NV, Class B1,2	1,533,000	48,133
Intercontinental Hotels Group PLC[1]	4,735,901	177,630
Daily Mail and General Trust PLC, Class A, nonvoting[1]	13,740,000	171,871
Hyundai Motor Co.[1]	1,291,100	161,640
Whitbread PLC[1]	2,202,208	160,699
Shimano Inc.[1]	1,151,200	154,272
LVMH Moet Hennessy Vuitton SE1	847,800	141,001
Johnson Controls, Inc.	3,207,325	131,949
Bayerische Motoren Werke AG1	1,412,100	130,406
Ocado Group PLC[1,2]	23,970,000	125,751
Priceline Group Inc.[2]	89,000	111,129
Ctrip.com International, Ltd. (ADR)[2]	1,628,000	108,181
Galaxy Entertainment Group Ltd.[1]	31,910,000	101,685
NIKE, Inc., Class B	800,000	89,400
Merlin Entertainments PLC[1]	14,247,563	84,708
WPP PLC[1]	3,683,700	76,129
Sands China Ltd.[1]	20,099,100	69,274
RTL Group SA, non-registered shares[1]	770,000	67,065
Inchcape PLC[1]	4,967,948	55,196
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Melco Crown Entertainment Ltd. (ADR)	3,125,584	$55,073
MGM China Holdings Ltd.[1]	27,670,000	45,836
Prada SpA[1]	10,700,000	43,301
Wynn Resorts, Ltd.	562,800	42,238
SJM Holdings Ltd.[1]	29,614,560	26,674
Wynn Macau, Ltd.[1]	14,418,000	22,090
Ladbrokes PLC[1]	10,001,723	15,222
Carnival Corp., units	250,000	12,308
Stella International Holdings Ltd.[1]	3,902,000	9,607
		8,535,334
Consumer staples 6.56%
Philip Morris International Inc.	14,936,200	1,191,909
Altria Group, Inc.	21,754,200	1,165,590
Nestlé SA1	7,522,443	552,681
Imperial Tobacco Group PLC[1]	8,533,000	409,941
Thai Beverage PCL[1]	726,018,100	365,406
Coca-Cola Co.	7,717,800	303,464
Wal-Mart de México, SAB de CV, Series V	106,092,946	254,823
British American Tobacco PLC[1]	4,057,700	216,022
Pernod Ricard SA1	1,623,223	170,074
Associated British Foods PLC[1]	3,307,511	162,061
Japan Tobacco Inc.[1]	4,148,600	147,603
Treasury Wine Estates Ltd.[1]	23,462,736	98,867
SABMiller PLC[1]	2,067,000	95,965
Reckitt Benckiser Group PLC[1]	982,500	86,178
Unilever NV, depository receipts[1]	1,994,613	79,762
Reynolds American Inc.	915,614	76,683
Tingyi (Cayman Islands) Holding Corp.[1]	45,500,000	69,812
Sprouts Farmers Market, Inc.[2]	270,000	5,500
		5,452,341
Energy 5.30%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	13,132,100	340,367
Royal Dutch Shell PLC, Class B1	10,911,787	284,717
Royal Dutch Shell PLC, Class A (ADR)	897,500	47,496
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	1,686,000	43,819
Royal Dutch Shell PLC, Class B (ADR)	344,800	18,250
Canadian Natural Resources, Ltd.	24,362,330	549,060
BP PLC[1]	92,937,278	509,647
EOG Resources, Inc.	5,231,000	409,640
Enbridge Inc. (CAD denominated)	7,249,286	299,592
ConocoPhillips	5,250,000	258,038
Suncor Energy Inc.	7,714,027	218,474
Kinder Morgan, Inc.	5,864,000	190,052
Spectra Energy Corp	5,970,000	173,548
Schlumberger Ltd.	2,200,000	170,214
Golar LNG Ltd.	4,319,771	168,212
Eni SpA[1]	6,435,300	105,145
Eni SpA (ADR)	253,148	8,427
John Wood Group PLC[1]	11,399,500	110,897
BG Group PLC[1]	7,265,000	109,914
LUKOIL Oil Co. PJSC (ADR)[1]	2,187,200	81,769
Chesapeake Energy Corp.	9,500,000	74,195
Baker Hughes Inc.	1,085,000	60,760
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks Energy (continued)	Shares	Value (000)
National Oilwell Varco Inc.	1,165,000	$49,314
Southwestern Energy Co.[2]	2,423,363	39,355
Exxon Mobil Corp.	497,700	37,447
Gazprom PJSC (ADR)[1]	6,870,000	30,463
Devon Energy Corp.	200,000	8,532
Tullow Oil PLC (Ireland)[1,2]	2,353,209	8,021
		4,405,365
Telecommunication services 4.89%
Verizon Communications Inc.	30,365,053	1,397,096
China Mobile Ltd.[1]	37,698,000	451,922
TeliaSonera AB1	59,453,215	334,370
AT&T Inc.	9,230,000	306,436
Singapore Telecommunications Ltd.[1]	101,662,810	269,502
SoftBank Group Corp.[1]	3,950,900	229,314
Advanced Info Service PCL[1]	34,125,800	226,155
CenturyLink, Inc.	7,563,200	204,509
China Unicom (Hong Kong) Ltd.[1]	105,540,000	138,187
Intouch Holdings PCL[1]	30,879,500	66,248
Intouch Holdings PCL, nonvoting depository receipts[1]	16,355,000	35,088
BCE Inc.	2,345,000	94,827
TDC A/S1	12,394,765	78,276
MTN Group Ltd.[1]	5,582,000	74,585
Deutsche Telekom AG1	3,861,571	66,063
KDDI Corp.[1]	2,355,000	58,441
Mobile TeleSystems OJSC (ADR)	4,875,000	37,196
		4,068,215
Utilities 4.49%
SSE PLC[1]	27,919,269	625,100
EDP - Energias de Portugal, SA1	155,000,908	541,235
Dominion Resources, Inc.	5,767,422	402,278
Iberdrola, SA, non-registered shares[1]	33,039,629	224,169
NextEra Energy, Inc.	2,178,000	214,337
Exelon Corp.	5,685,300	174,880
PT Perusahaan Gas Negara (Persero) Tbk[1]	838,936,300	165,611
Sempra Energy	1,620,000	153,657
E.ON SE1	13,206,261	149,699
National Grid PLC[1]	11,099,493	145,348
Eversource Energy	2,843,000	134,303
Duke Energy Corp.	1,878,000	133,169
Centrica PLC[1]	34,743,867	128,450
Power Grid Corp. of India Ltd.[1]	64,038,000	125,993
Fortum Oyj[1]	7,166,888	116,427
NRG Energy, Inc.	5,608,500	111,721
CMS Energy Corp.	2,257,300	73,994
Engie SA1	3,372,030	60,347
Power Assets Holdings Ltd.[1]	6,169,500	52,856
		3,733,574
Materials 2.93%
Amcor Ltd.[1]	30,445,696	297,099
Rio Tinto PLC[1]	6,652,300	240,886
BASF SE1	2,615,000	210,755
Vale SA, Class A, preferred nominative	35,364,400	137,980
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	17,326,600	$67,227
HeidelbergCement AG1	2,684,000	202,876
Syngenta AG1	582,000	201,388
Koninklijke DSM NV1	3,313,600	174,024
Sherwin-Williams Co.	660,000	168,835
Akzo Nobel NV1	2,467,000	166,594
Praxair, Inc.	1,204,900	127,418
ArcelorMittal[1]	15,699,654	121,551
Fortescue Metals Group Ltd.[1]	71,453,091	96,095
Celanese Corp., Series A	1,320,000	80,045
Linde AG1	309,000	53,711
Glencore PLC[1]	20,885,000	47,255
Monsanto Co.	413,200	40,349
		2,434,088
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		4,067,398
Total common stocks (cost: $66,763,186,000)		78,418,871
Convertible stocks 0.02% Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	14,365
Total convertible stocks (cost: $10,438,000)		14,365
Bonds, notes & other debt instruments 1.11% U.S. Treasury bonds & notes 0.46% U.S. Treasury 0.46%	Principal amount (000)
U.S. Treasury 0.25% 2015	$ 22,640	22,648
U.S. Treasury 0.25% 2015	14,775	14,779
U.S. Treasury 0.375% 2016[4]	144,000	144,082
U.S. Treasury 1.375% 2020	5,950	5,903
U.S. Treasury 2.875% 2045	198,000	194,903
Total U.S. Treasury bonds & notes		382,315
Corporate bonds & notes 0.46% Materials 0.19%
ArcelorMittal 10.60% 2019	20,000	23,375
ArcelorMittal 7.00% 2022	24,365	24,426
CRH America, Inc. 8.125% 2018	15,540	18,071
FMG Resources 8.25% 2019[5]	64,000	49,520
FMG Resources 9.75% 2022[5]	49,680	45,519
		160,911
Telecommunication services 0.13%
América Móvil, SAB de CV 6.45% 2022	MXN63,350	3,659
América Móvil, SAB de CV 8.46% 2036	55,000	3,240
Numericable Group SA 6.00% 2022[5]	$21,500	21,554
Numericable Group SA 6.25% 2024[5]	8,000	8,017
Sprint Nextel Corp. 9.125% 2017	27,750	29,623
Sprint Nextel Corp. 11.50% 2021	33,950	38,873
		104,966
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.12%	Principal amount (000)	Value (000)
Developers Diversified Realty Corp. 7.875% 2020	$8,075	$9,831
Discover Financial Services 10.25% 2019	4,334	5,238
ERP Operating LP 5.125% 2016	2,886	2,947
ERP Operating LP 5.75% 2017	2,055	2,204
HBOS PLC 6.75% 2018[5]	36,490	40,352
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[5]	30,300	34,050
Simon Property Group, LP 6.125% 2018	890	990
Simon Property Group, LP 10.35% 2019	5,170	6,499
		102,111
Energy 0.02%
Genel Energy Finance 3 Ltd. 7.50% 2019[5]	15,000	12,563
Total corporate bonds & notes		380,551
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Brazil (Federal Republic of) 10.00% 2025	BRL127,000	27,789
Brazil (Federal Republic of) 6.00% 2050[6]	300,964	26,454
India (Republic of) 8.60% 2028	INR1,170,000	18,439
Indonesia (Republic of) 8.375% 2034	IDR1,300,000,000	86,914
		159,596
Total bonds, notes & other debt instruments (cost: $923,109,000)		922,462
Short-term securities 4.26%
Abbott Laboratories 0.15% due 10/15/2015[5]	$45,000	44,995
American Honda Finance Corp. 0.15% due 10/21/2015	50,000	49,989
Apple Inc. 0.13% due 11/16/2015[5]	25,000	24,990
Australia & New Zealand Banking Group, Ltd. 0.36% due 12/17/2015[5]	100,000	99,951
Bank of Nova Scotia 0.22% due 10/14/2015[5]	11,500	11,499
BNP Paribas Finance Inc. 0.05% due 9/1/2015	32,400	32,400
CAFCO, LLC 0.20%–0.40% due 9/23/2015–12/2/2015	70,000	69,978
Chariot Funding, LLC 0.39%–0.40% due 12/7/2015–12/15/2015[5]	93,600	93,502
Emerson Electric Co. 0.14% due 10/8/2015[5]	36,800	36,796
Export Development Canada 0.20% due 10/1/2015	25,000	24,999
Fannie Mae 0.12%–0.18% due 11/17/2015–1/14/2016	350,000	349,859
Federal Farm Credit Banks 0.21%–0.28% due 1/8/2016–4/26/2016	175,000	174,757
Federal Home Loan Bank 0.07%–0.19% due 9/25/2015–12/14/2015	498,306	498,218
Freddie Mac 0.11%–0.20% due 10/26/2015–2/2/2016	558,452	558,299
Gotham Funding Corp. 0.17%–0.20% due 9/14/2015–10/5/2015[5]	71,300	71,292
John Deere Capital Corp. 0.13% due 9/22/2015[5]	40,000	39,997
KfW 0.19% due 10/20/2015[5]	69,400	69,379
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 11/4/2015[5]	25,000	24,989
Mizuho Bank, Ltd. 0.29% due 10/21/2015[5]	50,000	49,982
National Australia Bank Ltd. 0.15%–0.23% due 10/14/2015–11/4/2015[5]	135,000	134,978
Nestlé Capital Corp. 0.15%–0.18% due 11/17/2015–11/20/2015[5]	75,000	74,972
Nestlé Finance International Ltd. 0.15%–0.18% due 10/19/2015–11/5/2015	80,000	79,980
Nordea Bank AB 0.19%–0.41% due 9/1/2015–1/21/2016[5]	100,000	99,924
Old Line Funding, LLC 0.28% due 10/6/2015[5]	16,600	16,596
Qualcomm Inc. 0.12% due 9/16/2015[5]	3,500	3,500
Reckitt Benckiser Treasury Services PLC 0.23%–0.32% due 10/14/2015–12/4/2015[5]	65,000	64,967
Sanofi 0.13% due 9/4/2015[5]	47,500	47,500
Siemens Capital Co. LLC 0.18% due 9/28/2015[5]	50,000	49,995
Sumitomo Mitsui Banking Corp. 0.28% due 10/19/2015[5]	50,000	49,985
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.20%–0.42% due 10/1/2015–1/19/2016[5]	$275,000	$274,807
Toyota Credit Canada Inc. 0.22%–0.25% due 10/9/2015–10/27/2015	50,000	49,989
Toyota Motor Credit Corp. 0.20%–0.22% due 9/16/2015–10/22/2015	200,000	199,970
U.S. Treasury Bills 0.14% due 12/17/2015	25,000	24,997
Westpac Banking Corp. 0.20% due 9/10/2015[5]	50,000	49,999
Total short-term securities (cost: $3,547,686,000)		3,548,030
Total investment securities 99.69% (cost: $71,244,419,000)		82,903,728
Other assets less liabilities 0.31%		254,368
Net assets 100.00%		$83,158,096
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $755,629,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 8/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	9/10/2015	Bank of America, N.A.	$29,850	A$41,000	$687
Australian dollars	9/28/2015	UBS AG	$6,884	A$9,500	133
British pounds	9/4/2015	Citibank	$215,498	£138,335	3,229
British pounds	9/10/2015	Bank of America, N.A.	$249,334	£160,160	3,584
British pounds	9/10/2015	Citibank	$249,086	£160,000	3,581
Euros	9/3/2015	JPMorgan Chase	$113,021	€102,886	(2,437)
Euros	9/4/2015	JPMorgan Chase	$14,978	€13,725	(425)
Euros	9/9/2015	HSBC Bank	$34,727	€31,842	(1,009)
Euros	9/18/2015	Bank of America, N.A.	$109,718	€98,495	(836)
Singapore dollars	11/24/2015	Barclays Bank PLC	$97,935	S$137,335	958
South Korean won	9/8/2015	Citibank	$33,556	KRW39,500,000	168
					$7,633
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2015 (000)
Kingfisher PLC[1]	67,581,398	53,931,801	—	121,513,199	$11,548	$658,709
ComfortDelGro Corp. Ltd.[1]	124,903,000	43,339,000	19,752,000	148,490,000	9,287	294,202
American Campus Communities, Inc.	—	6,763,000	—	6,763,000	7,670	231,633
Greene King PLC[1]	—	16,727,000	—	16,727,000	5,697	210,407
					$34,202	$1,394,951

Capital World Growth and Income Fund — Page 9 of 12

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $40,774,128,000, which represented 49.03% of the net assets of the fund. This amount includes $40,633,515,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,625,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,646,170,000, which represented 1.98% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,467,129	$11,054,521	$—	$14,521,650
Health care	9,050,910	4,598,284	—	13,649,194
Industrials	4,806,997	4,079,214	—	8,886,211
Information technology	5,874,693	2,790,808	—	8,665,501
Consumer discretionary	3,004,826	5,530,508	—	8,535,334
Consumer staples	2,997,969	2,454,372	—	5,452,341
Energy	2,780,606	1,624,759	—	4,405,365
Telecommunication services	2,040,064	2,028,151	—	4,068,215
Utilities	1,398,339	2,335,235	—	3,733,574
Materials	621,854	1,812,234	—	2,434,088
Miscellaneous	1,601,356	2,466,042	—	4,067,398
Convertible stocks	14,365	—	—	14,365
Bonds, notes & other debt instruments	—	922,462	—	922,462
Short-term securities	—	3,548,030	—	3,548,030
Total	$37,659,108	$45,244,620	$—	$82,903,728

Capital World Growth and Income Fund — Page 11 of 12

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$12,340	$—	$12,340
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,707)	—	(4,707)
Total	$—	$7,633	$—	$7,633
*	Securities with a value of $35,024,097,000, which represented 42.12% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,779,253
Gross unrealized depreciation on investment securities	(5,385,095)
Net unrealized appreciation on investment securities	11,394,158
Cost of investment securities	71,509,570

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
BRL = Brazilian reais
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
MXN = Mexican pesos
S$ = Singapore dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-1015O-S49146	Capital World Growth and Income Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2015